Financial Instruments - Summary of Interest Rate Risk Management (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest rate risk [line items]
Held to maturity investments	$ 1,797,389,614	$ 1,855,011,738
Investments measured at fair value through profit or loss	297,761,281	2,560,939,429
Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Measured at amortized cost	12,665,218,530	11,752,178,580
Interest rate risk [member] | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Held to maturity investments	1,797,389,614	1,855,011,738
Investments measured at fair value through profit or loss	297,761,281	2,560,939,429
Interest rate risk [member] | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Measured at amortized cost	$ 5,962,677,426	$ 6,443,075,258